SEGMENT REPORTING (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 544,325	$ 531,379	$ 521,332
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	443,256	410,644	393,596
Non-PRC (including Hong Kong) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 101,069	$ 120,735	$ 127,736